Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 22, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Grants
We generally grant annual equity-based awards, including stock options, to our executive officers in January of each year, in connection with our annual compensation review process, although the exact timing may change from year to year. The Compensation Committee may also grant, or delegate to the Chief Executive Officer the authority to grant to our non-executive
employees, equity awards, including stock options, at different times of the year for new hires and in connection with promotions. None of the Compensation Committee, our Board of Directors, or the Chief Executive Officer grants equity awards in anticipation of the release of material non-public
information and we have not timed the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation
S-K
about stock options granted to Mr. Gottschalk and Drs. Bellon and
Quintás-Cardama
on January 22, 2025. On January 24, 2025 we filed a Form
8-K
disclosing we had received notice from the Nasdaq Stock Market LLC (the “Nasdaq”) notifying us that we were out of compliance with Nasdaq’s audit committee requirements as set forth in Nasdaq Listing Rule 5605, which requires, among other things, that each listed company must have an audit committee comprised of at least three members, each of whom must meet certain independence and other qualifications as set forth in such rule. We are now in compliance with Listing Rule 5605. During 2025, the Company did not grant any other stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
(other than a current report on Form
8-K
disclosing a material new option award grant under Item 5.02(e) of that form) that disclosed any material non-public
information.

Name	Grant date	Number of shares underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material
nonpublic information

Adrian Gottschalk	1/22/2025	400,000	4.37	1,334,037	(5.9)%
Steven Bellon	1/22/2025	140,000	4.37	469,255	(5.9)%
Alfonso Quintás-Cardama	1/22/2025	125,000	4.37	419,605	(5.9)%

Award Timing Method	We generally grant annual equity-based awards, including stock options, to our executive officers in January of each year, in connection with our annual compensation review process, although the exact timing may change from year to year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	None of the Compensation Committee, our Board of Directors, or the Chief Executive Officer grants equity awards in anticipation of the release of material non-public
information and we have not timed the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Adrian Gottschalk [Member]
Awards Close in Time to MNPI Disclosures
Name		Adrian Gottschalk
Underlying Securities | shares		400,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 1,334,037
Underlying Security Market Price Change		(0.059)
Steven Bellon [Member]
Awards Close in Time to MNPI Disclosures
Name		Steven Bellon
Underlying Securities | shares		140,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 469,255
Underlying Security Market Price Change		(0.059)
Alfonso QuintsCardama [Member]
Awards Close in Time to MNPI Disclosures
Name		Alfonso Quintás-Cardama
Underlying Securities | shares		125,000
Exercise Price | $ / shares		$ 4.37
Fair Value as of Grant Date | $		$ 419,605
Underlying Security Market Price Change		(0.059)